Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and Diluted Earnings Per Share:
Net income available to common shareholders, basic	$ 23,801	$ 18,256	$ 956
Net income available to common shareholders, diluted	$ 23,801	$ 18,256	$ 956
Weighted average common shares outstanding (in shares)	6,932	7,000	7,039
Effect of dilutive equity-based awards	10	0	0
Weighted average dilutive common shares outstanding (in shares)	6,942	7,000	7,039
Basic earnings per share (in dollars per share)	$ 3.44	$ 2.61	$ 0.14
Diluted earnings per share (in dollars per share)	$ 3.43	$ 2.61	$ 0.14